Accounts Receivable, Net - Summary of Accounts Receivable, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable	¥ 41,965	$ 6,029	¥ 2,930
Allowance for doubtful accounts	(862)	(124)	(392)	$ (56)	¥ (124)
Total	¥ 41,103	$ 5,905	¥ 2,538